Exhibit 99
Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	August 2012
Payment Date	9/17/2012
Transaction Month	20
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017
Total	$1,137,110,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,302,915.36

Principal:
Principal Collections	$15,770,296.05
Prepayments in Full	$10,169,321.04
Liquidation Proceeds	$419,397.32
Recoveries	$18,286.58
Sub Total	$26,377,300.99
Collections	$28,680,216.35

Purchase Amounts:
Purchase Amounts Related to Principal	$387,497.51
Purchase Amounts Related to Interest	$2,461.68
Sub Total	$389,959.19

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$29,070,175.54

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	August 2012
Payment Date	9/17/2012
Transaction Month	20
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$29,070,175.54
Servicing Fee	$489,875.89	$489,875.89	$0.00	$0.00	$28,580,299.65
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$28,580,299.65
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$28,580,299.65
Interest - Class A-3 Notes	$217,413.01	$217,413.01	$0.00	$0.00	$28,362,886.64
Interest - Class A-4 Notes	$263,986.25	$263,986.25	$0.00	$0.00	$28,098,900.39
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,098,900.39
Interest - Class B Notes	$66,322.67	$66,322.67	$0.00	$0.00	$28,032,577.72
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,032,577.72
Interest - Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$27,983,911.22
Third Priority Principal Payment	$2,343,899.77	$2,343,899.77	$0.00	$0.00	$25,640,011.45
Interest - Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$25,580,385.70
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,580,385.70
Regular Principal Payment	$22,290,000.00	$22,290,000.00	$0.00	$0.00	$3,290,385.70
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,290,385.70
Residuel Released to Depositor	$0.00	$3,290,385.70	$0.00	$0.00	$0.00
Total		$29,070,175.54

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$2,343,899.77
Regular Principal Payment					$22,290,000.00
Total					$24,633,899.77
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$24,633,899.77	$73.47	$217,413.01	$0.65	$24,851,312.78	$74.12
Class A-4 Notes	$0.00	$0.00	$263,986.25	$1.38	$263,986.25	$1.38
Class B Notes	$0.00	$0.00	$66,322.67	$1.98	$66,322.67	$1.98
Class C Notes	$0.00	$0.00	$48,666.50	$2.18	$48,666.50	$2.18
Class D Notes	$0.00	$0.00	$59,625.75	$2.68	$59,625.75	$2.68
Total	$24,633,899.77	$21.66	$656,014.18	$0.58	$25,289,913.95	$22.24

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	August 2012
Payment Date	9/17/2012
Transaction Month	20

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$268,964,551.11	0.8021609	$244,330,651.34	0.7286927
Class A-4 Notes	$191,990,000.00	1.0000000	$191,990,000.00	1.0000000
Class B Notes	$33,440,000.00	1.0000000	$33,440,000.00	1.0000000
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Total	$538,974,551.11	0.4739863	$514,340,651.34	0.4523227

Pool Information
Weighted Average APR	4.487%	4.486%
Weighted Average Remaining Term	40.87	40.04
Number of Receivables Outstanding	34,706	33,860
Pool Balance	$587,851,065.54	$560,908,471.74
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$538,974,551.11	$514,340,651.34
Pool Factor	0.4822118	0.4601109

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$12,190,722.41
Yield Supplement Overcollateralization Amount	$46,567,820.40
Targeted Overcollateralization Amount	$46,567,820.40
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$46,567,820.40

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	August 2012
Payment Date	9/17/2012
Transaction Month	20

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		86	$196,081.88
(Recoveries)		78	$18,286.58
Net Losses for Current Collection Period			$177,795.30
Cumulative Net Losses Last Collection Period			$4,672,858.70
Cumulative Net Losses for all Collection Periods			$4,850,654.00

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.36%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.53%	465	$8,598,244.17
61-90 Days Delinquent	0.22%	57	$1,247,708.50
91-120 Days Delinquent	0.05%	14	$305,864.69
Over 120 Days Delinquent	0.09%	27	$524,215.22
Total Delinquent Receivables	1.90%	563	$10,676,032.58

Repossession Inventory:
Repossessed in the Current Collection Period		29	$597,931.54
Total Repossessed Inventory		40	$885,633.32

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3860%
Preceding Collection Period			0.3039%
Current Collection Period			0.3715%
Three Month Average			0.3538%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2190%
Preceding Collection Period			0.2536%
Current Collection Period			0.2894%
Three Month Average			0.2540%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer